As filed with the Securities and Exchange Commission on June 25, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – April 30, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

KING

FOUNTAINHEAD SPECIAL VALUE FUND

Semi-Annual Report

April 30, 2013

(Unaudited)

TABLE OF CONTENTS

A Message to Our Shareholders	1
Performance Chart and Analysis	4
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	16

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2013

Dear Shareholder,

For the six month reporting period ended April 30, 2013, the Fountainhead Special Value Fund (the “Fund”) (KINGX) returned 15.51%; its benchmark index, the Russell 2500 Index, returned 17.94%. For the period ended April 30, 2013, the Fund’s 1-year, 5-year, and 10-year average annual returns were 15.57%, 6.78%, and 7.84%, respectively. (Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call 800-868-9535. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 3.52%. However, the Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through March 1, 2014, to limit Total Annual Fund Operating Expenses to 1.75%. Shares held less than 180 days will be subject to a 1.00% redemption fee.) The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future.

The Fund gained momentum over the last three months of the performance period outpacing its benchmark, but the Fund performed less than its benchmark Index for the six-month period ending April 30, 2013. The Fund’s best performer was specialty pharmaceutical company, BioScrip, Inc. (BIOS), which increased 50.8% during the reporting period. The on-line photo sharing company, Shutterfly, Inc. (SFLY), delivered excellent results as well, with its shares rising 47.2%. Private equity manager, KKR & Co. L.P. (KKR), was also a strong performer, increasing 39.5%. Mobile phone manufacturer, Blackberry (BBRY), appreciated 37.3%, and Illumina, Inc. (ILMN), manufacture of genetic analysis products, rose 36.2%. Other contributors to positive performance included Superior Energy Services, Inc. (SPN) +35.7%; Bravo Brio Restaurant Group, Inc. (BBRG) +28.8%; Omnicell, Inc. (OMCL) +23.6%; SAIC, Inc. (SAIC) +23.1%; and Callaway Golf Company (ELY) +22.7%.

Following strong performance for the previous fiscal year ended October 31, 2012, Auxilium Pharmaceuticals, Inc. (AUXL), was the Fund’s poorest performer, declining 27.1% over the six-month period. With its long-term investment thesis intact, the stock has significant upside growth potential in our opinion so the Fund continues to hold this position. Other stocks that negatively impacted performance were Cablevision Systems Corporation (CVC), which declined 13.6%, and Tetra Tech, Inc. (TTEK), which fell 11.9%. The position of Cablevision Systems Corporation (CVC) was eliminated during the period, but despite the decline, the position was liquidated at a profit to the Fund. TTEK, an environmental engineering company, was a new addition to the Fund during the quarter and has very bright, long-term growth prospects.

The six months ended April 30, 2013, was another eventful period for global equity markets. Investors witnessed many indices near all-time highs as the markets continued to dismiss various economic concerns. During the period, domestic macroeconomic data trickled in that indicated the U.S. economy was regaining its footing, albeit with a few hiccups here and there. The macro level drivers of the market were the usual suspects: the European sovereign debt crisis, central bank intervention, the U.S. debt/deficit issue, and the U.S. employment situation. During the reporting period, the U.S. markets sold off immediately following the presidential election but rallied through the end of April. Concerns about another soft patch in the economy increased toward the end of the period, but positive data from the labor market spurred the market forward.

1

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2013

The European drama continued throughout the period, and like any controversial narrative, it has had several false endings. The latest act concerned Cyprus, a tiny island nation in the southeast portion of the Mediterranean Sea. Cyprus, a relatively new entrant into the European monetary union, agreed to a bailout with the governing authorities that required a significant tax on uninsured deposits over 100,000 euros. Reasonably, this “bail-in” was not well received by regional depositors. Almost immediately, concerns arose about the components of future rescue packages and whether or not depositors would involuntarily contribute to those solutions. This prompted leaders to declare the inclusion of depositors as a one-time affair in an attempt to put local depositors’ minds at ease. The spontaneous depositor tax was a nearly unprecedented surprise to the banking system and illustrates how serious the authorities are about bringing stability to the region.

The emerging markets have recently provided investors with variable data points. China continued the unwelcomed trend of posting weak macroeconomic data. The Chinese service sector growth was the slowest since 2011. However, things look a little better in India where economic growth is expected to be 6.2% in 2013-2014.

In the U.S., the Federal Reserve continued the zero interest rate policy in an attempt to boost investment. Unfortunately, savers are enduring a harsh penalty if they choose not to purchase risky assets. Many individuals, spooked by the volatility of the markets, have continued to pour into the safest assets and have given up the return premium potential of risky assets. Meanwhile, equity markets have posted impressive returns. With the Federal Reserve’s stated target of 6.5% unemployment and 2% inflation, investors can expect the accommodative measures to continue for the near future. Unemployment has happily ticked down, but inflation is far lower than the central bank wants it to be. The current earnings yield on the S&P 500 Index is significantly higher than the yield on a 10-year Treasury, which, according to some macroeconomic models, suggests that the market is still undervalued. This disconnect indicates that stock prices will need to increase in order to return the relationship between earnings on stocks and yields on treasuries to historical norms.

Global equity markets have enjoyed a nearly uninterrupted six-month march upward. Monetary policy across the globe is encouraging investors to seek riskier assets and many investors appear to be complying. Small-cap stocks and commodities typically benefit from a return to risky assets, and we currently have exposure to both. Organizations that have a well-positioned strategy and a sound business model are likely to outperform in an environment where risk is coveted. These factors suggest there will be positive days ahead for Fountainhead Special Value Fund shareholders.

Sincerely,

Roger E. King, CFA                                                                                     Leah R. Bennett, CFA
Chairman and President                                                                              Managing Director
King Investment Advisors, Inc.                                                                King Investment Advisors, Inc.

2

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2013

IMPORTANT RISKS & DISCLOSURES:
The views in this report were those of the Fund managers as of April 30, 2013, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments held and not held in the portfolio. All current and future portfolio holdings are subject to risk.  There can be no guarantee of success with any technique, strategy or investment.

The Fund’s investments in small- and medium-sized companies involve greater risk than investing in larger, more established companies such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. The Fund’s portfolio may be overweight in an industry sector in which any negative development affecting that sector will have a greater impact on the Fund’s performance. In addition, the Fund may incur American Depositary Receipts (ADRs) risks that are not associated with domestic investments such as increased volatility including political and financial instability, lack of timely or reliable regulatory standards, and price volatility.

The Russell 2500 Index measures the performance of the small- to mid-cap segment of the U.S. equity universe. It includes approximately 2,500 of the smallest securities in the Russell 3000®Index based on a combination of their market cap and current index membership. One cannot invest directly in an index.

3

FOUNTAINHEAD SPECIAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
APRIL 30, 2013

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Fountainhead Special Value Fund (the “Fund”) compared with the performance of the benchmark, Russell 2500 Index, over the past ten fiscal periods. The Russell 2500 Index measures the performance of the small- to mid-cap segment of the U.S. equity universe. It includes approximately 2,500 of the smallest securities in the Russell 3000® Index based on a combination of their market cap and current index membership.  The total return of the Russell 2500 Index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell 2500 Index does not include expenses. The Fund is professionally managed while the Russell 2500 Index is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 868-9535. As stated in the Fund's prospectus, the annual operating expense ratio (gross) is 3.52%. However, the Fund's adviser has agreed to contractually waive a portion of its fees and to reimburse certain expenses to limit total operating expenses to 1.75%, which is in effect until March 1, 2014. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

4

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2013

Shares	Security Description	Value

Common Stock - 100.0%
Consumer Discretionary - 14.6%
22,150	Bravo Brio Restaurant Group, Inc. (a)	$376,550
54,000	Callaway Golf Company	361,800
4,300	Coinstar, Inc. (a)	227,083
4,850	Sotheby's	172,078
		1,137,511
Drugs/Pharmaceutical Preparations - 12.6%
18,000	Auxilium Pharmaceuticals, Inc. (a)	268,740
7,400	Cubist Pharmaceuticals, Inc. (a)	339,808
11,700	Emergent BioSolutions Inc. (a)	179,478
5,160	Forest Laboratories, Inc. (a)	193,036
		981,062
Energy - 5.3%
27,000	Halcón Resources Corporation (a)	176,580
8,600	Superior Energy Services, Inc. (a)	237,274
		413,854
Financials - 12.5%
23,300	KKR & Co. L.P.	489,300
26,500	Meadowbrook Insurance Group, Inc.	206,170
28,000	MetroCorp Bancshares, Inc. (a)	281,400
		976,870
Health Care Services - 6.9%
15,000	BioScrip, Inc. (a)	207,900
5,600	Express Scripts Holding Co. (a)	332,472
		540,372
Industrials - 14.0%
56,600	Casella Waste Systems, Inc. (a)	246,776
21,400	SAIC, Inc.	319,716
7,600	Tetra Tech, Inc. (a)	199,804
2,500	Titan International, Inc.	55,775
8,575	Westport Innovations Inc. (a)	266,425
		1,088,496
Medical Products - 21.0%
43,000	Accuray Incorporated (a)	189,200
22,100	Hologic, Inc. (a)	450,177
5,000	Illumina, Inc. (a)	323,450
350	Intuitive Surgical, Inc. (a)	172,302
36,780	STAAR Surgical Company (a)	256,724
6,800	Thoratec Corporation (a)	246,160
		1,638,013

Shares	Security Description	Value

Technology - 13.1%
3,725	CACI International Inc., Class A (a)	$217,875
16,600	Omnicell, Inc. (a)	299,132
17,700	Research In Motion, Ltd. (a)	288,333
4,750	Shutterfly, Inc. (a)	211,518
		1,016,858

Total Common Stock (Cost $6,969,305)	7,793,036

Total Investments - 100.0% (Cost $6,969,305)*	$7,793,036

Other Assets & Liabilities, Net – 0.0%	(2,423)
Net Assets – 100.0%	$7,790,613

L.P.	Limited Partnership
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$959,275
Gross Unrealized Depreciation	(135,544)
Net Unrealized Appreciation	$823,731

See Notes to Financial Statements.                               5

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2013

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$7,793,036
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$7,793,036

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1 and Level 2 for the period ended April 30, 2013.

PORTFOLIO HOLDINGS
% of Total Investments
Medical Products	21.0%
Drugs/Pharmaceutical Preparations	12.6%
Health Care Services	6.9%
Consumer Discretionary	14.6%
Energy	5.3%
Financials	12.5%
Industrials	14.0%
Technology	13.1%
100.0%
AFA

See Notes to Financial Statements.                               6

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013

ASSETS
Total investments, at value (Cost $6,969,305)	$7,793,036
Cash	5,301
Prepaid expenses	6,198
Total Assets	7,804,535

LIABILITIES
Accrued Liabilities:
Fund services fees	1,944
Other expenses	11,978
Total Liabilities	13,922

NET ASSETS	$7,790,613

COMPONENTS OF NET ASSETS
Paid-in capital	$6,429,836
Accumulated net investment loss	(142,170)
Accumulated net realized gain	679,216
Net unrealized appreciation	823,731
NET ASSETS	$7,790,613
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	331,107
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$23.53
*	Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.                               7

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2013

INVESTMENT INCOME
Dividend income	$33,576
Interest income	36
Total Investment Income	33,612

EXPENSES
Investment adviser fees	35,338
Fund services fees	79,155
Custodian fees	2,419
Registration fees	5,589
Professional fees	17,577
Trustees' fees and expenses	185
Miscellaneous expenses	7,723
Total Expenses	147,986
Fees waived and expenses reimbursed	(79,274)
Net Expenses	68,712

NET INVESTMENT LOSS	(35,100)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	808,399
Net change in unrealized appreciation (depreciation) on investments	376,430
NET REALIZED AND UNREALIZED GAIN	1,184,829
INCREASE IN NET ASSETS FROM OPERATIONS	$1,149,729

See Notes to Financial Statements.                               8

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2013	For the Year Ended October 31, 2012
OPERATIONS
Net investment loss	$(35,100)	$(115,345)
Net realized gain	808,399	418,726
Net change in unrealized appreciation (depreciation)	376,430	442,080
Increase in Net Assets Resulting from Operations	1,149,729	745,461

CAPITAL SHARE TRANSACTIONS
Sale of shares	151,043	262,384
Redemption of shares	(2,340,315)	(1,187,583)
Decrease in Net Assets from Capital Share Transactions	(2,189,272)	(925,199)
Decrease in Net Assets	(1,039,543)	(179,738)

NET ASSETS
Beginning of Period	8,830,156	9,009,894
End of Period (Including line (a))	$7,790,613	$8,830,156

SHARE TRANSACTIONS
Sale of shares	6,556	12,830
Redemption of shares	(109,009)	(58,948)
Decrease in Shares	(102,453)	(46,118)

(a) Accumulated net investment loss	$(142,170)	$(107,070)

See Notes to Financial Statements.                               9

FOUNTAINHEAD SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended		For the Years Ended October 31,
	April 30, 2013		2012	2011	2010	2009	2008
NET ASSET VALUE, Beginning
of Period	$20.37		$18.78	$17.58	$14.84	$12.73	$22.57
INVESTMENT OPERATIONS
Net investment loss (a)	(0.10)		(0.25)	(0.23)	(0.22)	(0.15)	(0.16)
Net realized and unrealized
gain (loss)	3.26		1.84	1.43	2.96	2.26	(9.27)
Total from Investment
Operations	3.16		1.59	1.20	2.74	2.11	(9.43)
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net realized gain	—		—	—	—	—	(0.41)
REDEMPTION FEES (a)	—		—	—	— (b)	— (b)	— (b)
NET ASSET VALUE, End of Period	$23.53		$20.37	$18.78	$17.58	$14.84	$12.73
TOTAL RETURN	15.51	%(c)	8.47%	6.83%	18.46%	16.58%	(42.45)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of
Period (000's omitted)	$7,791	$8,830		$9,010	$8,440	$7,822	$7,728
Ratios to Average Net Assets:
Net investment loss	(0.89	)%(d)	(1.26)%	(1.17)%	(1.35)%	(1.17)%	(0.88)%
Net expense	1.75	%(d)	1.75%	1.75%	1.75%	1.67%	1.50%
Gross expense (e)	3.77	%(d)	3.52%	3.56%	4.04%	4.50%	3.18%
PORTFOLIO TURNOVER RATE	33	%(c)	90%	78%	117%	103%	139%

(a)				Calculated based on average shares outstanding during each period.
(b)				Less than $0.01 per share.
(c)				Not annualized.
(d)				Annualized.
(e)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                               10

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

Note 1. Organization

The Fountainhead Special Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 31, 1996. The Fund seeks long-term capital growth.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with an adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

11

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2013, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of April 30, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

12

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – King Investment Advisors, Inc. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution (12b-1) services.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through March 1, 2014, to limit annual operating expenses to 1.75%. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary waivers and reimbursements may be reduced or eliminated at any time with the consent of the Board of Trustees. For the six months ended April 30, 2013,

13

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

fees waived were as follows:

Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
$35,338	$43,936	$79,274

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the six months ended April 30, 2013, were $2,598,150 and $4,799,887, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of October 31, 2012, distributable earnings (accumulated losses) on a tax basis were as follows:

Capital and Other Losses	$(241,532)
Unrealized Appreciation	452,580
Total	$211,048

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to partnerships.

As of October 31, 2012, the Fund had capital loss carryforwards to offset future capital gains of $134,462, expiring in 2017.

For tax purposes, the prior late year ordinary loss was $107,070 (realized during the period January 1, 2012 through October 31, 2012). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, November 1, 2012.

Note 7. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

14

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

15

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2013

Investment Advisory Agreement Approval

At the December 14, 2012 Board meeting, the Board, including the Independent Trustees, considered the renewal of the investment advisory agreement pertaining to the Fountainhead Special Value Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Fund; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

Based on a presentation from a senior representative of the Adviser and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments as well as the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff. The Board considered the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in the context of all factors considered.

Performance

The Board reviewed performance of the Fund and the Adviser’s discussion of its investment philosophy. The Board noted that the Fund had underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods (annualized) ended November 30, 2012. The Board considered the Adviser’s representation that the Fund performed well in the first half of 2012 and that the Fund’s lagging performance during the second half of 2012 was due primarily to the fact the Adviser believes the U.S. economy is stronger than the market believes it to be and that the debt problems in Europe will be solved. The Board concluded that the Fund’s

16

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2013

performance was reasonable in comparison to its peers and benchmark and that the Fund could benefit from the Adviser’s management of the Fund.

Compensation

The Board considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information regarding fee rates and total expenses of similar mutual funds. The Board noted that the Adviser’s actual advisory fee rate was the lowest of its Lipper Inc. peer group and that the Adviser received no management fee for services provided to the Fund during fiscal year 2012. The Board also noted that the Fund’s actual total expense ratio, i.e., after the adjustment to reflect the effects of the Adviser’s expense limitation agreement with the Fund, was above the median of Lipper Inc. peer group. The Board considered that the Adviser intends to continue its contractual expense limitation agreement in place through March 1, 2014 to limit the total annual operating expenses of the Fund to 1.75% of average daily net assets. Based on the foregoing, the Board concluded that Adviser’s advisory fee rate charged to the Fund appeared to be within a reasonable range in light of the services it provides to the Fund.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Adviser currently is not proposing breakpoints or changes in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that the Adviser does not expect to receive any kind of benefit or compensation from its relationship with the Fund, other than its contractual advisory fees and its ability to offer management services through the Fund to clients that would not satisfy the Adviser’s minimum size for separate accounts. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

17

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2013

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 868-9535 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 868-9535 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012, through April 30, 2013.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2013

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	November 1, 2012	April 30, 2013	Period*	Ratio*
Actual	$1,000.00	$1,155.13	$9.35	1.75%
Hypothetical (5% return before taxes)	$1,000.00	$1,016.12	$8.75	1.75%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

19

CARNE HEDGED EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2013

Dear Shareholder,

We are pleased to report that the Carne Hedged Equity Fund returned 17.45% for the Institutional Share class and 17.03% for the Investor Share class for the six month period ended April 30, 2013. This compares to a total return of 14.42% for the S&P 500 Index for the same period.

This significant absolute and relative performance was driven largely by our fundamental equity analysis. The portfolio performed well but in some names we had a deep conviction and overweighted those positions opportunistically. We were rewarded for our largely contrarian views in these names but the best opportunities are often the most contrary. Two of our picks that contributed to positive results were Pitney Bowes (PBI) and Best Buy (BBY). At the end of 2012, both of these businesses were written off by many investors and were considered to be irrelevant companies on their way to bankruptcy. PBI was considered a “Buggy Whip” business and BBY was often portrayed by the talking heads on TV as the next Circuit City on a fast track to Chapter 11. It only took a moderate amount of work to see this was not the case. This was followed by a deeper analysis of these companies’ businesses and financials that let us see that the talking heads had indeed driven these stock prices so low that they represented the kind of investment we crave. While PBI and BBY are in drastically different business, they had similar business and financial characteristics. First, they showed that as their businesses navigated the current economy they were able to maintain profitability. We are first and foremost business analysts and there can be no value in a business investment without that business having profitability. Second, the balance sheets of these defamed enterprises were in good shape and they held relatively little debt. Third, there was no need for activism by shareholders because the necessary management changes had already taken place. Let me be clear, we don’t do windows and we don’t do activist turnarounds.

Marc Lautenbach came to PBI at the end of 2012 after an accomplished career at IBM where he had been running the medium and small business unit. Mr. Lautenbach clearly stated that he wanted to exit the less profitable PBI units and focus his and PBI’s core competencies of servicing small and medium businesses. Similarly, Hubert Joly started as the CEO of Best Buy in the fourth quarter of 2012 and brought with him a no-nonsense reputation from his time in management at Vivendi Universal and Electronic Data Systems. It did not take effort for us to see Joly as the leader he was rumored to be. One trait we see in great managers is the ability to surround themselves with great support people. The Best Buy board and Mr. Joly did this when they hired Sharon McCollam from Williams-Sonoma and made her CFO. Ms. McCollam has already, in her brief time at Best Buy, shown that her reputation as a fierce cost cutter was well deserved. Their focus on maximizing profitability through cost cutting and logistical execution may not be exciting to some but it is the stuff of which we daydream.

Of these two investments and the others in our portfolio, the returns show that Best Buy was our best performing holding year-to-date with a 121% total return from 12/31/12 to 04/30/13. It does follow logic because BBY was the most criticized and misunderstood stock we had in our portfolio. We had to defend our investment when the stock was at $13, at $15, at $19, and even at $24 as it continued forward with minor lags. Once we stop seeing the bobbleheads on financial TV shows shaking their heads over Best Buy and short-sellers throwing in the towel, we will again be looking for the contrarian move. What does amaze us sometimes is that all of the pundits who predicted the rapid demise of PBI and BBY appear to have not even taken a brief look at these companies’ financials. It is not as if Best Buy’s $3.49 in earnings per share or the $49.62 billion in revenue for the trailing year ending 10/2012 were inscribed on some monolithic Rosetta Stone and buried in a secret tomb in the Valley of the Kings. They were there in black and white (sometimes blue and white) on the company’s 8-K it filed in November 2012. When a company in a bad year can sell almost $50 billion in electronic goodies to the American consumer, we are fairly confident with some cost cutting, supply chain execution and a healthy balance sheet the company in question will be just fine. We do not need these companies to grow, but we do need them to execute.

During the reporting period we exited a stock that once had been promising but lately had only given the Fund negative returns and a lack of clarity. The Fund exited Apollo Group with a loss after a lengthy holding period where this stock contributed to higher volatility instead of investment returns. The lack of guidance from management began to look like a lack of vision of how to execute their operations in the current environment. Additionally, with the strong move up the U.S. equity market our hedging program was a drag on performance. We were very tactical in our hedging and the drag was acceptable given that it is part of our core strategy. After all, it is not a hedge if at some point it does not cost some return. With the current low levels of option premiums, we have been in favor of buying optionality to hedge the portfolio. S&P 500 Index options are the simplest way to express this view and we will be looking to hedge the recently strong absolute and relative returns of our portfolio with these instruments.

1

CARNE HEDGED EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2013

The search for the growth predicting crystal ball continues, so I decided to look at some of our portfolio companies for help. I went to the local Best Buy and asked a sales associate for a crystal ball. He asked me if I meant a crystal display which I told him could work. He showed me a few TVs which all priced in line with Amazon. I told him we were off the mark and explained further what I was looking for and he said he knew the product I needed. He said the manufacturer and the product had changed the world. We walked a few short steps to a section of the store that had its own gleaming white and steel colored displays with small shiny products. The sales associate handed me an iPad with Retina display and I realized that what I held in my hands may not show me the future, but it could show me the past and present universe. I asked Siri about a crystal ball for investing and she replied “Have you tried looking at companies’ financial statements?”

Sincerely,

F. Sean Bonner
Founder and Chief Investment Officer
Carne Capital, LLC

IMPORTANT INFORMATION
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to risks of broad market decline or decline in particular holdings, Index Call Option Risk, management risk, focused holdings risk, counterparty risk, sector risk and value stock risk in which stocks may remain undervalued for extended periods of time. Details are located within the Fund’s prospectus.

Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. One cannot invest directly in an index.

Effective June 18, 2013, Carne Large Cap Value Fund was renamed Carne Hedged Equity Fund. The investment objective and policies, in all material respects, remain the same.

The views in this report were those of the Fund manager as of the date this report was printed, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

2

CARNE HEDGED EQUITY FUND
PERFORMANCE CHART AND ANALYSIS
APRIL 30, 2013

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the Carne Hedged Equity Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment.

Comparison of Change in Value of a $100,000 Investment
Carne Hedged Equity Fund vs. S&P 500 Index

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 356-9055. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 2.31% and 1.72%, respectively. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

3

CARNE HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2013

Shares	Security Description	Value

Common Stock (a) - 99.8%
Consumer Discretionary - 32.7%
2,950	AutoZone, Inc. (b)	$1,206,815
18,170	Bed Bath & Beyond, Inc. (b)	1,250,096
96,214	Best Buy Co., Inc.	2,500,602
23,415	Coach, Inc.	1,378,207
26,363	Delphi Automotive PLC	1,218,234
19,504	Expedia, Inc.	1,089,103
41,849	GameStop Corp., Class A	1,460,530
53,522	Gannett Co., Inc.	1,079,003
19,873	Omnicom Group, Inc.	1,187,809
6,913	Ralph Lauren Corp.	1,255,263
19,309	Ross Stores, Inc.	1,275,746
18,193	Scripps Networks Interactive, Inc., Class A	1,211,290
89,833	The Interpublic Group of Cos., Inc.	1,243,289
20,315	Time Warner, Inc.	1,214,431
19,039	Viacom, Inc., Class B	1,218,306
		19,788,724
Consumer Staples - 6.2%
34,037	Altria Group, Inc.	1,242,691
4,574	Crimson Wine Group, Ltd. (b)	41,212
29,009	Lorillard, Inc.	1,244,196
38,234	Mondelez International, Inc., Class A	1,202,459
		3,730,558
Energy - 3.6%
22,751	HollyFrontier Corp.	1,125,037
13,064	Marathon Petroleum Corp.	1,023,695
		2,148,732
Financial - 3.9%
42,673	Leucadia National Corp.	1,318,169
36,239	The NASDAQ OMX Group, Inc.	1,068,326
		2,386,495
Healthcare - 11.9%
33,141	Abbott Laboratories	1,223,566
22,751	AmerisourceBergen Corp.	1,231,284
16,937	Humana, Inc.	1,255,201
10,842	McKesson Corp.	1,147,300
24,926	Medtronic, Inc.	1,163,546
20,732	Quest Diagnostics, Inc.	1,167,833
		7,188,730
Industrials - 18.7%
20,951	Emerson Electric Co.	1,162,990
19,666	Joy Global, Inc.	1,111,522
14,465	L-3 Communications Holdings, Inc.	1,175,281
12,127	Lockheed Martin Corp.	1,201,665
16,686	Northrop Grumman Corp.	1,263,798
12,781	Parker Hannifin Corp.	1,132,013
141,016	Pitney Bowes, Inc.	1,927,689
19,910	Raytheon Co.	1,222,076
14,456	Stanley Black & Decker, Inc.	1,081,453
		11,278,487
Information Technology - 20.9%
15,408	Accenture PLC, Class A	1,254,827
11,625	Apple, Inc.	5,146,969
46,486	CA, Inc.	1,253,727
40,920	Microsoft Corp.	1,354,452
86,386	SAIC, Inc.	1,290,607
32,021	Seagate Technology PLC	1,175,171
47,428	Symantec Corp. (b)	1,152,500
		12,628,253
Materials - 1.9%
6,149	CF Industries Holdings, Inc.	1,146,850

Value

Total Common Stock (Cost $49,684,964)	$60,296,829

Total Investments in Securities - 99.8% (Cost $49,684,964)*	$60,296,829

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.4)%

Call Options Written - (0.4)%
(100)	S&P 500 Index	$1,590.00	05/13	(120,000)
(50)	S&P 500 Index	1,575.00	05/13	(131,500)

Total Call Options Written (Premiums Received $(175,619))	(251,500)

Total Written Options - (0.4)% (Premiums Received $(175,619))*	$(251,500)

Other Assets & Liabilities, Net – 0.6%	389,312
Net Assets – 100.0%	$60,434,641

PLC	Public Limited Company
(a)	All or a portion of these securities are pledged as collateral for written options.
(b)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,932,766
Gross Unrealized Depreciation	(396,782)
Net Unrealized Appreciation	$10,535,984

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of April 30, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$60,296,829	$(251,500)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$60,296,829	$(251,500)

The Level 1 value displayed in the Investments in Securities column of this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1 and Level 2 for the period ended April 30, 2013.

**	Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options, which are valued at their market value at period end.

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	32.8%
Consumer Staples	6.2%
Energy	3.6%
Financial	4.0%
Healthcare	11.9%
Industrials	18.7%
Information Technology	20.9%
Materials	1.9%
100.0%

See Notes to Financial Statements.                               4

CARNE HEDGED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013

ASSETS
Total investments, at value (Cost $49,684,964)	$60,296,829
Cash	424,001
Receivables:
Dividends and interest	27,541
Prepaid expenses	13,266
Total Assets	60,761,637

LIABILITIES
Payables:
Call options written, at value (Premiums received $175,619)	251,500
Accrued Liabilities:
Investment adviser fees	44,277
Trustees’ fees and expenses	33
Fund services fees	15,772
Other expenses	15,414
Total Liabilities	326,996

NET ASSETS	$60,434,641

COMPONENTS OF NET ASSETS
Paid-in capital	$47,888,736
Distributions in excess of net investment income	(38,639)
Accumulated net realized gain	2,048,560
Net unrealized appreciation	10,535,984
NET ASSETS	$60,434,641

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	39,649
Institutional Shares	4,088,370

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $580,928)	$14.65
Institutional Shares (based on net assets of $59,853,713)	$14.64

See Notes to Financial Statements.                               5

CARNE HEDGED EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2013

INVESTMENT INCOME
Dividend income	$881,072
Interest income	716
Total Investment Income	881,788

EXPENSES
Investment adviser fees	262,234
Fund services fees	92,873
Transfer agent fees:
Investor Shares	225
Institutional Shares	137
Non 12b-1 shareholder servicing fees:
Institutional Shares	25,740
Distribution fees:
Investor Shares	626
Custodian fees	5,285
Registration fees:
Investor Shares	681
Institutional Shares	9,385
Professional fees	20,392
Trustees' fees and expenses	1,237
Miscellaneous expenses	11,846
Total Expenses	430,661
Fees waived and expenses reimbursed	(41)
Net Expenses	430,620

NET INVESTMENT INCOME	451,168

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	2,581,770
Written options	(102,946)
Net realized gain	2,478,824
Net change in unrealized appreciation (depreciation) on:
Investments	6,276,786
Written options	(125,721)
Net change in unrealized appreciation (depreciation)	6,151,065
NET REALIZED AND UNREALIZED GAIN	8,629,889
INCREASE IN NET ASSETS FROM OPERATIONS	$9,081,057

See Notes to Financial Statements.                               6

CARNE HEDGED EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2013	For the Year Ended October 31, 2012
OPERATIONS
Net investment income	$451,168	$309,858
Net realized gain	2,478,824	2,303,496
Net change in unrealized appreciation (depreciation)	6,151,065	2,518,068
Increase in Net Assets Resulting from Operations	9,081,057	5,131,422

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(2,725)	(37)
Institutional Shares	(487,082)	(330,540)
Net realized gain:
Investor Shares	(24,274)	(113,242)
Institutional Shares	(2,564,985)	(2,833,476)
Total Distributions to Shareholders	(3,079,066)	(3,277,295)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	235,378	187,119
Institutional Shares	528,030	10,155,704
Reinvestment of distributions:
Investor Shares	26,494	112,128
Institutional Shares	3,046,750	3,156,942
Redemption of shares:
Investor Shares	(67,246)	(3,490,277)
Institutional Shares	(1,500,333)	(3,199,142)
Increase in Net Assets from Capital Share Transactions	2,269,073	6,922,474
Increase in Net Assets	8,271,064	8,776,601

NET ASSETS
Beginning of Period	52,163,577	43,386,976
End of Period (Including line (a))	$60,434,641	$52,163,577

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	17,601	14,435
Institutional Shares	40,135	768,650
Reinvestment of distributions:
Investor Shares	2,073	9,733
Institutional Shares	237,691	270,662
Redemption of shares:
Investor Shares	(4,946)	(282,033)
Institutional Shares	(109,571)	(257,308)
Increase in Shares	182,983	524,139

(a) Distributions in excess of net investment income.	$(38,639)	$-

See Notes to Financial Statements.                               7

CARNE HEDGED EQUITY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended April 30, 2013		For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	November 2, 2009 (a) through October 31, 2010
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$13.23		$12.67	$11.38	$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.06		0.05	(0.01)	(0.02)
Net realized and unrealized gain (loss)	2.08		1.44	1.59	1.40
Total from Investment Operations	2.14		1.49	1.58	1.38
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)		— (c)	(0.02)	—
Net realized gain	(0.65)		(0.93)	(0.27)	—
Total Distributions to Shareholders	(0.72)		(0.93)	(0.29)	—
NET ASSET VALUE, End of Period	$14.65		$13.23	$12.67	$11.38
TOTAL RETURN	17.03	%(d)	12.89%	14.05%	13.80	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$581	$330		$3,582	$449
Ratios to Average Net Assets:
Net investment income (loss)	0.83	%(e)	0.36%	(0.07)%	(0.19	)%(e)
Net expense	2.25	%(e)	2.10%	2.00%	1.97	%(e)
Gross expense (f)	2.27	%(e)	2.33%	2.15%	28.33	%(e)
PORTFOLIO TURNOVER RATE	48	%(d)	101%	72%	95	%(d)
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$13.22		$12.68	$11.38	$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.11		0.09	0.04	(0.02)
Net realized and unrealized gain (loss)	2.08		1.47	1.57	1.41
Total from Investment Operations	2.19		1.56	1.61	1.39
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.12)		(0.09)	(0.04)	(0.01)
Net realized gain	(0.65)		(0.93)	(0.27)	—
Total Distributions to Shareholders	(0.77)		(1.02)	(0.31)	(0.01)
NET ASSET VALUE, End of Period	$14.64		$13.22	$12.68	$11.38
TOTAL RETURN	17.45	%(d)	13.47%	14.40%	13.94	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$59,854	$51,834		$39,805	$31,601
Ratios to Average Net Assets:
Net investment income (loss)	1.64	%(e)	0.66%	0.31%	(0.15	)%(e)
Net expense	1.55	%(e)	1.65%	1.64%	1.95	%(e)
Gross expense (f)	1.55	%(e)	1.73%	1.78%	2.48	%(e)
PORTFOLIO TURNOVER RATE	48	%(d)	101%	72%	95	%(d)

(a)				Commencement of operations.
(b)				Calculated based on average shares outstanding during each period.
(c)				Less than $0.01 per share.
(d)				Not annualized.
(e)				Annualized.
(f)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                               8

CARNE HEDGED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

Note 1. Organization

The Carne Hedged Equity Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund commenced operations on November 2, 2009. The Fund’s investment objective is to achieve long-term capital appreciation. Effective June 18, 2013, Carne Large Cap Value Fund was renamed Carne Hedged Equity Fund.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and ask prices. Options not traded on an exchange are generally valued at broker-dealer bid quotations.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with an adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

9

CARNE HEDGED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2013, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of April 30, 2013, are disclosed in the Fund’s Schedule of Investments. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into a total value of $1,787,353 on written options for the period ended April 30, 2013.

Transactions in written options during the period ended April 30, 2013, were as follows:

	Calls
	Number of
	Contracts	Premiums
Options Outstanding, October 31, 2012	(350)	$(97,940)
Options written	(2,428)	(1,787,353)
Options terminated in closing transactions	2,378	1,483,658
Options exercised	-	-
Options expired	250	226,016
Options Outstanding, April 30, 2013	(150)	$(175,619)

Derivatives Transactions - The Fund’s use of derivatives during the period ended April 30, 2013, was limited to written options. The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

10

CARNE HEDGED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Asset Derivatives	Location on Statement of Assets and Liabilities	Liability Derivatives

Equity Contracts
	-	$ -	Call options written, at value	$ (251,500)

Realized and unrealized gains and losses on derivatives contracts during the period ended April 30, 2013, by the Fund are recorded in the following locations on the Statement of Operations:

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Contracts
	Realized gain (loss) – Written options and Change in unrealized appreciation (depreciation) – Written options	$(102,946)	$(125,721)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of April 30, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11

CARNE HEDGED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

Note 3. Fees and Expenses

Investment Adviser – Carne Capital, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Cap Agreement

The Adviser has contractually agreed to waive a portion of its fees and reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend on short sales, acquired fund fees and expenses, and extraordinary expenses) of Investor Shares to 2.25%, and Institutional Shares to 2.00% through at least March 1, 2014. For the period ended April 30, 2013, fees waived were $41.

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended April 30, 2013, were $26,312,704 and $26,991,060, respectively.

12

CARNE HEDGED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2013

Note 6. Federal Income Tax and Investment Transactions

As of October 31, 2012, distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,693,446
Undistributed Long-Term Gain	895,793
Unrealized Appreciation	3,954,675
Total	$6,543,914

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to mark-to-market on section 1256 contracts and the tax deferral of losses on wash sales.

The Fund invests in broad based options which qualify under section 1256 of the Internal Revenue Code. Each section 1256 contract is treated as sold for its fair market value on the last business day of its taxable year and any gain or loss realized upon sale or mark-to-market is treated as 60% long term and 40% short term.

Note 7. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

13

CARNE HEDGED EQUITY FUND
ADDITIONAL INFORMATION
APRIL 30, 2013

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 356-9055 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 356-9055 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012, through April 30, 2013.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

14

CARNE HEDGED EQUITY FUND
ADDITIONAL INFORMATION
APRIL 30, 2013

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	November 1, 2012	April 30, 2013	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$1,170.30	$12.11	2.25%
Hypothetical (5% return before taxes)	$1,000.00	$1,013.64	$11.23	2.25%
Institutional Shares
Actual	$1,000.00	$1,174.52	$8.36	1.55%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.11	$7.75	1.55%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

15

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           6/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           6/4/13

By           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date           6/4/13